Properties Held for Sale	12 Months Ended
Dec. 31, 2015
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2013, 2014 and 2015, customers transferred legal ownership of 14 properties including five car-parking spaces, 30 properties including 20 residential properties, five car-parking spaces, and five commercial properties and 29 properties including 27 residential properties and two commercial properties, to the Group to settle $6,678,302, $7,122,155 and $6,038,699 in accounts receivable, respectively, and in 2013 customers also transferred legal ownership of 36 properties to the Group to settle $9,928,558 in customer deposits.

As of December 31, 2014, title transfers of 113 residential properties and 55 commercial properties were still in process, and the associated consideration of $51,983,436 was recorded as advance payment for properties to be held for sale in the consolidated balance sheet. In 2015, the Group paid a further $36,962,257 for the commercial properties which were initially recorded as advance payment for properties to be held for sale. Management subsequently changed its intention from selling these properties to self-use. These commercial properties in the amount of $73,112,610 were recorded as property and equipment upon the completion of title transfer in 2015. As of December 31, 2015, title transfers of 87 residential properties and 30 car-parking spaces were still in process, and a consideration of $7,416,781 was recorded as advance payment for properties to be held for sale in the consolidated balance sheet.

The Group recorded gains of $118,559, nil and $720,486 from selling of the properties held for sale for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014, the Group held 147 residential properties, five commercial properties and nine car-parking spaces with a total carrying value of $34,841,895. As of December 31, 2015, the Group held 157 residential properties, 19 commercial properties and nine car-parking spaces with a total carrying value of $50,249,134.